Expense Example - NVIT Blueprint Moderate Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years
USD ($)	94	315	554	1,239	103	377	672	1,511